Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 12, 2012
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT TRUST II
Central Index Key	dei_EntityCentralIndexKey	0001041673
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 12, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar. 12, 2012
Prospectus Date	rr_ProspectusDate	Mar. 12, 2012
Supplement [Text Block]	nit1041673_SupplementTextBlock
NUVEEN SANTA BARBARA DIVIDEND GROWTH FUND
NUVEEN SANTA BARBARA GLOBAL GROWTH FUND
NUVEEN SANTA BARBARA GROWTH FUND
NUVEEN SANTA BARBARA INTERNATIONAL GROWTH FUND
SUPPLEMENT DATED MARCH 12, 2012
TO THE PROSPECTUS DATED NOVEMBER 30, 2011
On March 30, 2012, the following changes will take place.

1.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Santa Barbara Global Growth Fund—Fees and Expenses of the Fund” will be deleted in its entirety.

2.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Santa Barbara International Growth Fund—Fees and Expenses of the Fund” will be deleted in its entirety.
NUVEEN SYMPHONY INTERNATIONAL EQUITY FUND
NUVEEN SYMPHONY LARGE-CAP GROWTH FUND
NUVEEN SYMPHONY LARGE-CAP VALUE FUND
NUVEEN SYMPHONY MID-CAP CORE FUND
NUVEEN SYMPHONY OPTIMIZED ALPHA FUND
NUVEEN SYMPHONY SMALL-MID CAP CORE FUND
SUPPLEMENT DATED MARCH 12, 2012
TO THE PROSPECTUS DATED JANUARY 31, 2012
On March 30, 2012, the following changes will take place.

1.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Symphony International Equity Fund—Fees and Expenses of the Fund” will be deleted in its entirety.
NUVEEN TRADEWINDS EMERGING MARKETS FUND
NUVEEN TRADEWINDS GLOBAL ALL-CAP FUND
NUVEEN TRADEWINDS GLOBAL ALL-CAP PLUS FUND
NUVEEN TRADEWINDS GLOBAL FLEXIBLE ALLOCATION FUND
NUVEEN TRADEWINDS GLOBAL RESOURCES FUND
NUVEEN TRADEWINDS INTERNATIONAL VALUE FUND
NUVEEN TRADEWINDS JAPAN FUND
SUPPLEMENT DATED MARCH 12, 2012
TO THE PROSPECTUS DATED NOVEMBER 30, 2011
On March 30, 2012, the following changes will take place.

1.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Tradewinds Emerging Markets Fund—Fees and Expenses of the Fund” will be deleted in its entirety.

2.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Tradewinds Global All-Cap Fund—Fees and Expenses of the Fund” will be deleted in its entirety.

3.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Tradewinds Global All-Cap Plus Fund—Fees and Expenses of the Fund” will be deleted in its entirety.

4.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Tradewinds Global Flexible Allocation Fund—Fees and Expenses of the Fund” will be deleted in its entirety.

5.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Tradewinds Global Resources Fund—Fees and Expenses of the Fund” will be deleted in its entirety.

6.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Tradewinds International Value Fund—Fees and Expenses of the Fund” will be deleted in its entirety.

7.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Tradewinds Japan Fund—Fees and Expenses of the Fund” will be deleted in its entirety.

Nuveen Santa Barbara Global Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nit1041673_SupplementTextBlock
NUVEEN SANTA BARBARA DIVIDEND GROWTH FUND
NUVEEN SANTA BARBARA GLOBAL GROWTH FUND
NUVEEN SANTA BARBARA GROWTH FUND
NUVEEN SANTA BARBARA INTERNATIONAL GROWTH FUND
SUPPLEMENT DATED MARCH 12, 2012
TO THE PROSPECTUS DATED NOVEMBER 30, 2011
On March 30, 2012, the following changes will take place.

1.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Santa Barbara Global Growth Fund—Fees and Expenses of the Fund” will be deleted in its entirety.

2.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Santa Barbara International Growth Fund—Fees and Expenses of the Fund” will be deleted in its entirety.

Nuveen Santa Barbara International Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nit1041673_SupplementTextBlock
NUVEEN SANTA BARBARA DIVIDEND GROWTH FUND
NUVEEN SANTA BARBARA GLOBAL GROWTH FUND
NUVEEN SANTA BARBARA GROWTH FUND
NUVEEN SANTA BARBARA INTERNATIONAL GROWTH FUND
SUPPLEMENT DATED MARCH 12, 2012
TO THE PROSPECTUS DATED NOVEMBER 30, 2011
On March 30, 2012, the following changes will take place.

1.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Santa Barbara Global Growth Fund—Fees and Expenses of the Fund” will be deleted in its entirety.

2.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Santa Barbara International Growth Fund—Fees and Expenses of the Fund” will be deleted in its entirety.

Nuveen Symphony International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nit1041673_SupplementTextBlock
NUVEEN SYMPHONY INTERNATIONAL EQUITY FUND
NUVEEN SYMPHONY LARGE-CAP GROWTH FUND
NUVEEN SYMPHONY LARGE-CAP VALUE FUND
NUVEEN SYMPHONY MID-CAP CORE FUND
NUVEEN SYMPHONY OPTIMIZED ALPHA FUND
NUVEEN SYMPHONY SMALL-MID CAP CORE FUND
SUPPLEMENT DATED MARCH 12, 2012
TO THE PROSPECTUS DATED JANUARY 31, 2012
On March 30, 2012, the following changes will take place.

1.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Symphony International Equity Fund—Fees and Expenses of the Fund” will be deleted in its entirety.

Nuveen Tradewinds Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nit1041673_SupplementTextBlock
NUVEEN TRADEWINDS EMERGING MARKETS FUND
NUVEEN TRADEWINDS GLOBAL ALL-CAP FUND
NUVEEN TRADEWINDS GLOBAL ALL-CAP PLUS FUND
NUVEEN TRADEWINDS GLOBAL FLEXIBLE ALLOCATION FUND
NUVEEN TRADEWINDS GLOBAL RESOURCES FUND
NUVEEN TRADEWINDS INTERNATIONAL VALUE FUND
NUVEEN TRADEWINDS JAPAN FUND
SUPPLEMENT DATED MARCH 12, 2012
TO THE PROSPECTUS DATED NOVEMBER 30, 2011
On March 30, 2012, the following changes will take place.

1.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Tradewinds Emerging Markets Fund—Fees and Expenses of the Fund” will be deleted in its entirety.

2.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Tradewinds Global All-Cap Fund—Fees and Expenses of the Fund” will be deleted in its entirety.

3.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Tradewinds Global All-Cap Plus Fund—Fees and Expenses of the Fund” will be deleted in its entirety.

4.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Tradewinds Global Flexible Allocation Fund—Fees and Expenses of the Fund” will be deleted in its entirety.

5.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Tradewinds Global Resources Fund—Fees and Expenses of the Fund” will be deleted in its entirety.

6.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Tradewinds International Value Fund—Fees and Expenses of the Fund” will be deleted in its entirety.

7.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Tradewinds Japan Fund—Fees and Expenses of the Fund” will be deleted in its entirety.

Nuveen Tradewinds Global All-Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nit1041673_SupplementTextBlock
NUVEEN TRADEWINDS EMERGING MARKETS FUND
NUVEEN TRADEWINDS GLOBAL ALL-CAP FUND
NUVEEN TRADEWINDS GLOBAL ALL-CAP PLUS FUND
NUVEEN TRADEWINDS GLOBAL FLEXIBLE ALLOCATION FUND
NUVEEN TRADEWINDS GLOBAL RESOURCES FUND
NUVEEN TRADEWINDS INTERNATIONAL VALUE FUND
NUVEEN TRADEWINDS JAPAN FUND
SUPPLEMENT DATED MARCH 12, 2012
TO THE PROSPECTUS DATED NOVEMBER 30, 2011
On March 30, 2012, the following changes will take place.

1.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Tradewinds Emerging Markets Fund—Fees and Expenses of the Fund” will be deleted in its entirety.

2.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Tradewinds Global All-Cap Fund—Fees and Expenses of the Fund” will be deleted in its entirety.

3.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Tradewinds Global All-Cap Plus Fund—Fees and Expenses of the Fund” will be deleted in its entirety.

4.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Tradewinds Global Flexible Allocation Fund—Fees and Expenses of the Fund” will be deleted in its entirety.

5.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Tradewinds Global Resources Fund—Fees and Expenses of the Fund” will be deleted in its entirety.

6.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Tradewinds International Value Fund—Fees and Expenses of the Fund” will be deleted in its entirety.

7.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Tradewinds Japan Fund—Fees and Expenses of the Fund” will be deleted in its entirety.

Nuveen Tradewinds Global All-Cap Plus Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nit1041673_SupplementTextBlock
NUVEEN TRADEWINDS EMERGING MARKETS FUND
NUVEEN TRADEWINDS GLOBAL ALL-CAP FUND
NUVEEN TRADEWINDS GLOBAL ALL-CAP PLUS FUND
NUVEEN TRADEWINDS GLOBAL FLEXIBLE ALLOCATION FUND
NUVEEN TRADEWINDS GLOBAL RESOURCES FUND
NUVEEN TRADEWINDS INTERNATIONAL VALUE FUND
NUVEEN TRADEWINDS JAPAN FUND
SUPPLEMENT DATED MARCH 12, 2012
TO THE PROSPECTUS DATED NOVEMBER 30, 2011
On March 30, 2012, the following changes will take place.

1.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Tradewinds Emerging Markets Fund—Fees and Expenses of the Fund” will be deleted in its entirety.

2.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Tradewinds Global All-Cap Fund—Fees and Expenses of the Fund” will be deleted in its entirety.

3.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Tradewinds Global All-Cap Plus Fund—Fees and Expenses of the Fund” will be deleted in its entirety.

4.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Tradewinds Global Flexible Allocation Fund—Fees and Expenses of the Fund” will be deleted in its entirety.

5.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Tradewinds Global Resources Fund—Fees and Expenses of the Fund” will be deleted in its entirety.

6.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Tradewinds International Value Fund—Fees and Expenses of the Fund” will be deleted in its entirety.

7.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Tradewinds Japan Fund—Fees and Expenses of the Fund” will be deleted in its entirety.

Nuveen Tradewinds Global Flexible Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nit1041673_SupplementTextBlock
NUVEEN TRADEWINDS EMERGING MARKETS FUND
NUVEEN TRADEWINDS GLOBAL ALL-CAP FUND
NUVEEN TRADEWINDS GLOBAL ALL-CAP PLUS FUND
NUVEEN TRADEWINDS GLOBAL FLEXIBLE ALLOCATION FUND
NUVEEN TRADEWINDS GLOBAL RESOURCES FUND
NUVEEN TRADEWINDS INTERNATIONAL VALUE FUND
NUVEEN TRADEWINDS JAPAN FUND
SUPPLEMENT DATED MARCH 12, 2012
TO THE PROSPECTUS DATED NOVEMBER 30, 2011
On March 30, 2012, the following changes will take place.

1.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Tradewinds Emerging Markets Fund—Fees and Expenses of the Fund” will be deleted in its entirety.

2.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Tradewinds Global All-Cap Fund—Fees and Expenses of the Fund” will be deleted in its entirety.

3.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Tradewinds Global All-Cap Plus Fund—Fees and Expenses of the Fund” will be deleted in its entirety.

4.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Tradewinds Global Flexible Allocation Fund—Fees and Expenses of the Fund” will be deleted in its entirety.

5.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Tradewinds Global Resources Fund—Fees and Expenses of the Fund” will be deleted in its entirety.

6.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Tradewinds International Value Fund—Fees and Expenses of the Fund” will be deleted in its entirety.

7.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Tradewinds Japan Fund—Fees and Expenses of the Fund” will be deleted in its entirety.

Nuveen Tradewinds Global Resources Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nit1041673_SupplementTextBlock
NUVEEN TRADEWINDS EMERGING MARKETS FUND
NUVEEN TRADEWINDS GLOBAL ALL-CAP FUND
NUVEEN TRADEWINDS GLOBAL ALL-CAP PLUS FUND
NUVEEN TRADEWINDS GLOBAL FLEXIBLE ALLOCATION FUND
NUVEEN TRADEWINDS GLOBAL RESOURCES FUND
NUVEEN TRADEWINDS INTERNATIONAL VALUE FUND
NUVEEN TRADEWINDS JAPAN FUND
SUPPLEMENT DATED MARCH 12, 2012
TO THE PROSPECTUS DATED NOVEMBER 30, 2011
On March 30, 2012, the following changes will take place.

1.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Tradewinds Emerging Markets Fund—Fees and Expenses of the Fund” will be deleted in its entirety.

2.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Tradewinds Global All-Cap Fund—Fees and Expenses of the Fund” will be deleted in its entirety.

3.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Tradewinds Global All-Cap Plus Fund—Fees and Expenses of the Fund” will be deleted in its entirety.

4.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Tradewinds Global Flexible Allocation Fund—Fees and Expenses of the Fund” will be deleted in its entirety.

5.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Tradewinds Global Resources Fund—Fees and Expenses of the Fund” will be deleted in its entirety.

6.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Tradewinds International Value Fund—Fees and Expenses of the Fund” will be deleted in its entirety.

7.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Tradewinds Japan Fund—Fees and Expenses of the Fund” will be deleted in its entirety.

Nuveen Tradewinds International Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nit1041673_SupplementTextBlock
NUVEEN TRADEWINDS EMERGING MARKETS FUND
NUVEEN TRADEWINDS GLOBAL ALL-CAP FUND
NUVEEN TRADEWINDS GLOBAL ALL-CAP PLUS FUND
NUVEEN TRADEWINDS GLOBAL FLEXIBLE ALLOCATION FUND
NUVEEN TRADEWINDS GLOBAL RESOURCES FUND
NUVEEN TRADEWINDS INTERNATIONAL VALUE FUND
NUVEEN TRADEWINDS JAPAN FUND
SUPPLEMENT DATED MARCH 12, 2012
TO THE PROSPECTUS DATED NOVEMBER 30, 2011
On March 30, 2012, the following changes will take place.

1.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Tradewinds Emerging Markets Fund—Fees and Expenses of the Fund” will be deleted in its entirety.

2.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Tradewinds Global All-Cap Fund—Fees and Expenses of the Fund” will be deleted in its entirety.

3.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Tradewinds Global All-Cap Plus Fund—Fees and Expenses of the Fund” will be deleted in its entirety.

4.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Tradewinds Global Flexible Allocation Fund—Fees and Expenses of the Fund” will be deleted in its entirety.

5.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Tradewinds Global Resources Fund—Fees and Expenses of the Fund” will be deleted in its entirety.

6.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Tradewinds International Value Fund—Fees and Expenses of the Fund” will be deleted in its entirety.

7.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Tradewinds Japan Fund—Fees and Expenses of the Fund” will be deleted in its entirety.

Nuveen Tradewinds Japan Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nit1041673_SupplementTextBlock
NUVEEN TRADEWINDS EMERGING MARKETS FUND
NUVEEN TRADEWINDS GLOBAL ALL-CAP FUND
NUVEEN TRADEWINDS GLOBAL ALL-CAP PLUS FUND
NUVEEN TRADEWINDS GLOBAL FLEXIBLE ALLOCATION FUND
NUVEEN TRADEWINDS GLOBAL RESOURCES FUND
NUVEEN TRADEWINDS INTERNATIONAL VALUE FUND
NUVEEN TRADEWINDS JAPAN FUND
SUPPLEMENT DATED MARCH 12, 2012
TO THE PROSPECTUS DATED NOVEMBER 30, 2011
On March 30, 2012, the following changes will take place.

1.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Tradewinds Emerging Markets Fund—Fees and Expenses of the Fund” will be deleted in its entirety.

2.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Tradewinds Global All-Cap Fund—Fees and Expenses of the Fund” will be deleted in its entirety.

3.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Tradewinds Global All-Cap Plus Fund—Fees and Expenses of the Fund” will be deleted in its entirety.

4.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Tradewinds Global Flexible Allocation Fund—Fees and Expenses of the Fund” will be deleted in its entirety.

5.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Tradewinds Global Resources Fund—Fees and Expenses of the Fund” will be deleted in its entirety.

6.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Tradewinds International Value Fund—Fees and Expenses of the Fund” will be deleted in its entirety.

7.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Tradewinds Japan Fund—Fees and Expenses of the Fund” will be deleted in its entirety.